Provisions - PPI redress (Narrative) (Details) £ in Millions, claims in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2020 GBP (£) claims	Dec. 31, 2019 GBP (£)	Sep. 30, 2019 claims
Disclosure of other provisions [line items]
Provisions	£ 2,612	£ 2,764
Payment protection insurance redress [member]
Disclosure of other provisions [line items]
Provisions	£ 774	1,155
Number of claims, enquiries and information requests received | claims			2
Customer initiated claims received and processed | claims	2
Number of claims, enquiries and information requests received and processed, resolved	70.00%
Payment protection insurance redress [member] | Cumulative provisions [member]
Disclosure of other provisions [line items]
Provisions recognised	£ 11,000	11,000
Amounts utilised	£ 10,200	£ 9,800